RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Casino Contract [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 28,740	$ 27,223	$ 25,576
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	499	361	25
Costs and expenses (services provided to the Group):
Costs and expenses	2,061	2,207	2,273
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	8	1,695	2,692
Transfer-in of other long-term assets	2,423	5,167	7,206
Purchases of intangible assets	0	192	3,938
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Casino Contract [Member]
Revenues (services provided by the Group):
Revenues	(56,665)	(1,455)	(42,682)
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	25,039	48,978	30,468
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	21,889	24,906	26,151
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	499	361	25
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	56,620	59,676	65,515
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	33,263	32,354	32,354
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	17,705	16,696	14,118
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	11,864	11,362	10,949
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 186	$ 149	$ 151